Derivatives and hedge accounting - Offsetting (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial assets	kr 19,557	kr 10,059
Amounts offset in the Statement of Financial Position	(9,253)	(1,640)
Net amounts of financial assets presented in the Statement of Financial Position	10,304	8,419
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	(3,749)	(3,262)
Cash collateral received	(6,539)	(3,500)
Net amount	16	1,657
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	22,440	16,369
Amounts offset in the Statement of Financial Position	(9,253)	(1,640)
Net amounts of financial liabilities presented in the Statement of Financial Position	13,187	14,729
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	(3,749)	(3,262)
Cash collateral paid	(9,186)	(9,528)
Net amount	kr 252	kr 1,939